Note 7 Carrying Value And Fair Value (Details) - EUR (€)		Jun. 30, 2021	Dec. 31, 2020
Assets-liabilities [Line Items]
Cash and cash equivalents		€ 5,872,000,000	€ 6,447,000,000
Derivative financial assets held for trading	[1]	28,672,000,000	40,183,000,000
Financial assets at fair value through profit or loss			1,117,000,000
Financial assets at fair value through other comprehensive income		73,186,000,000	69,440,000,000
Financial assets at amortised cost		368,026,000,000	367,668,000,000
Derivative financial assets held for hedging		1,530,000,000	1,991,000,000
Derivative financial liabilities held for trading	[1]	29,329,000,000	41,680,000,000
Financial liabilities at fair value through profit or loss		9,811,000,000	10,050,000,000
Financial liabilities at amortised cost		479,618,000,000	490,606,000,000
Derivative financial liabilities held for hedging		2,384,000,000	2,318,000,000
Carrying amount [member]
Assets-liabilities [Line Items]
Cash and cash equivalents		61,687,000,000	65,520,000,000
Derivative financial assets held for trading		105,523,000,000	108,257,000,000
Non-current financial assets at fair value through profit or loss, mandatorily measured at fair value		5,742,000,000	5,198,000,000
Financial assets at fair value through profit or loss		1,107,000,000	1,117,000,000
Financial assets at fair value through other comprehensive income		73,186,000,000	69,440,000,000
Financial assets at amortised cost		368,026,000,000	367,668,000,000
Derivative financial assets held for hedging			1,991,000,000
Derivative financial liabilities held for trading		82,862,000,000	86,488,000,000
Financial liabilities at fair value through profit or loss		9,811,000,000	10,050,000,000
Financial liabilities at amortised cost		479,618,000,000	490,606,000,000
Derivative financial liabilities held for hedging		2,384,000,000	2,318,000,000
At fair value [member]
Assets-liabilities [Line Items]
Cash and cash equivalents		61,687,000,000	65,520,000,000
Derivative financial assets held for trading		105,523,000,000	108,257,000,000
Non-current financial assets at fair value through profit or loss, mandatorily measured at fair value		5,742,000,000	5,198,000,000
Financial assets at fair value through profit or loss		1,107,000,000	1,117,000,000
Financial assets at fair value through other comprehensive income		73,186,000,000	69,440,000,000
Financial assets at amortised cost		374,126,000,000	374,267,000,000
Derivative financial assets held for hedging		1,530,000,000	1,991,000,000
Derivative financial liabilities held for trading		82,862,000,000	86,488,000,000
Financial liabilities at fair value through profit or loss		9,811,000,000	10,050,000,000
Financial liabilities at amortised cost		481,619,000,000	491,006,000,000
Derivative financial liabilities held for hedging		€ 2,384,000,000	€ 2,318,000,000

[1]	(*) The variation corresponds mainly to derivatives evolution in BBVA S.A